Nature of the Business and Basis of Presentation	12 Months Ended
Dec. 31, 2021
Nature of the Business and Basis of Presentation
Nature of the Business and Basis of Presentation

1. Nature of the Business and Basis of Presentation

As used in this Annual Report on Form 10-K, unless otherwise indicated or the context otherwise requires, references to “we,” “us,” “our,” the “Company” and “Evolv” refer to the consolidated operations of Evolv Technologies Holdings, Inc. and its subsidiaries. References to “NHIC” refer to the company prior to the consummation of the Merger and references to “Legacy Evolv” refer to Evolv Technologies, Inc. dba Evolv Technology, Inc. prior to the consummation of the Merger.

Legacy Evolv was incorporated under the laws of the State of Delaware on July 8, 2013. The Company is the global leader in AI-based weapons detection for security screening. The Company’s mission is to make the world a safer and more enjoyable place to work, learn, and play. The Company is democratizing security by making it seamless for gathering spaces to address the chronic epidemic of escalating gun violence, mass shootings and terrorist attacks in a cost-effective manner while improving the visitor experience. The Company is headquartered in Waltham, Massachusetts.

Merger with NewHold Investment Corp.

On July 16, 2021 (the “Closing Date”), NHIC, the legal predecessor company, consummated the previously announced Merger with Legacy Evolv, pursuant to the Agreement and Plan of Merger dated as of March 5, 2021, and amended by the First Amendment to Agreement and Plan of Merger (the “Merger Agreement”), dated as of June 5, 2021. Upon the closing of the Merger, NHIC changed its name to Evolv Technologies Holdings, Inc. and the officers of NHIC, the legal predecessor company, resigned. The officers of Legacy Evolv became the officers of the Company, and the Company listed its shares of common stock, par value $0.0001 per share, on Nasdaq under the symbol “EVLV” (see Note 3).

Subscription Agreement

Prior to the completion of the Merger, the Company entered into subscription agreements (collectively, the “PIPE Investment”) with certain parties subscribing for shares of the Company’s common stock (the “Subscribers”) pursuant to which the Subscribers agreed to purchase. Pursuant to the PIPE Investment, the Company issued 30,000,000 shares of common stock for a purchase price of $10.00 per share with gross proceeds of $300.0 million.

Risks and uncertainties

The Company is subject to risks and uncertainties common to early-stage companies in the human security industry including, but not limited to, the successful development, commercialization, marketing and sale of existing and new products, fluctuations in operating results and financial risks, protection of proprietary knowledge and patent risks, dependence on key personnel, competition, technological risks, cybersecurity risks, customer demand, and management of growth. Potential risks and uncertainties also include, without limitation, uncertainties regarding the duration and magnitude of the impact of the COVID-19 pandemic, including variants, on the Company’s business and the economy in general.

In March 2020, the World Health Organization declared the global novel coronavirus disease 2019 (“COVID-19”) outbreak a pandemic. The impact of this pandemic has been and will likely continue to be extensive in many aspects of society, which has resulted in and will likely continue to result in significant disruptions to the global economy, as well as businesses and capital markets around the world. The Company cannot at this time predict the ultimate extent, duration, or full impact that the COVID-19 pandemic will have on its future financial condition and operations. The impact of the COVID-19 pandemic on the Company’s financial performance will depend on future developments, including the duration and spread of the pandemic, including variants, and related governmental advisories and restrictions, the progression and effectiveness of vaccination roll-outs, vaccine hesitancy, and the actions taken to contain or treat COVID-19, as well as the economic impact on local, regional, national and international customers and markets. The situation surrounding COVID-19 remains fluid and the potential for a material impact on the Company increases the longer the virus impacts the level of economic activity in the United States and globally. Given the ongoing evolution of COVID-19 and the global responses to curb its spread, the Company is not able to estimate the effects of COVID-19 on our results of operations, financial condition, or liquidity for the year ending December 31, 2021. If the financial markets and/or the overall economy are impacted for an extended period, the Company’s results may be materially adversely affected.

Future impacts to the Company’s business as a result of COVID-19 could include disruptions to the Company’s revenue caused by closures of customer operations, manufacturing operations and supply chain caused by facility closures, reductions in operating hours, staggered shifts and other social distancing efforts, labor shortages, decreased productivity and unavailability of materials or components, limitations on our employees’ and customers’ ability to travel, and delays in shipments to and from affected countries and within the United States. While the Company maintains an inventory of finished products and raw materials used in its products, a prolonged pandemic could lead to shortages in the raw materials necessary to manufacture its products.

Basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of the Company, its holding company, Evolv Technologies, Inc., its wholly owned subsidiary in the United Kingdom, Evolv Technologies UK Ltd. and its wholly owned subsidiary, Give Evolv LLC. All intercompany accounts and transactions have been eliminated in consolidation. Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).